TRADE RECEIVABLES (Details) - CAD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables [abstract]
Open balance		$ 6,188	$ 7,039
Checks at a discount	[1]	4,660	6,764
Trade receivables		$ 10,848	$ 13,803

[1]	Represents several identified outstanding unpaid invoices of certain customers that are used as guarantees for short-term loans received under execution of financing transactions of the Company with non-banking credit services entities. For more information, see Note 14C below.